Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following table includes results for the Company’s revenues and income from vessel operations by segment for the period ended June 30, 2016.

Three Months Ended June 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Revenue (1)	Total
Revenues	129,092	10,999	(470)	139,621
Voyage expenses	(10,494)	266	470	(9,758)
Vessel operating expenses	(37,278)	(9,111)	—	(46,389)
Time-charter hire expense	(15,456)	(457)	—	(15,913)
Depreciation and amortization	(24,320)	(1,301)	—	(25,621)
General and administrative expenses	(3,633)	(1,136)	—	(4,769)
Asset impairment	(6,420)	—	—	(6,420)
Income from operations (2)	31,491	(740)	—	30,751

Equity Income	4,740	—	—	4,740

(1)	The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations at a cost of $24,750 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Six Months Ended June 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Revenue (1)	Total
Revenues	284,657	21,085	(1,171)	304,571
Voyage expenses	(23,752)	—	1,171	(22,581)
Vessel operating expenses	(74,786)	(16,676)	—	(91,462)
Time-charter hire expense	(35,886)	(743)	—	(36,629)
Depreciation and amortization	(50,274)	(2,414)	—	(52,688)
General and administrative expenses	(8,404)	(1,798)	—	(10,202)
Asset impairment	(6,420)	—	—	(6,420)
Income from operations (2)	85,135	(546)	—	84,589

Equity Income	8,554	—	—	8,554

(1)	The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations at a cost of $24,750 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	June 30, 2016	December 31, 2015
	$	$
Conventional Tanker	1,932,151	2,020,317
Ship-to-Ship Transfer	29,950	24,429
Cash and cash equivalents	58,018	96,417
Accounts receivable	43,611	28,313
Consolidated total assets	2,063,730	2,169,476